GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) (Credit Concentration Risk)	12 Months Ended
Dec. 31, 2012
Concentration Risk [Line Items]
Concentration risk, description	Tier 1 Capital plus the allowance for loan and lease losses
Commercial real estate rental and leasing
Concentration Risk [Line Items]
Concentration risk, percentage	107.00%
Health care and social assistance credits
Concentration Risk [Line Items]
Concentration risk, percentage	41.00%
Manufacturing and construction credits
Concentration Risk [Line Items]
Concentration risk, percentage	27.00%
Wholesale trade credits
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%
Non-farm and non-residential real estate
Concentration Risk [Line Items]
Percentage of collateral of total loan portfolio	29.50%